SUBSEQUENT EVENTS (Details Narrative) - USD ($)			2 Months Ended	12 Months Ended
	Apr. 29, 2024	Mar. 08, 2024	May 09, 2024	Feb. 29, 2024	Feb. 28, 2023	Mar. 12, 2024
Issuance cost of shares				$ 457,060	$ 447,858
Common stock, shares authorized				12,500,000,000	12,500,000,000
Subsequent Event [Member] | Promissory Note Payable Thirteen [Member]
Debt conversion original debt		$ 350,000
Debt instrument periodic payment		36,750
Debt instrument annual principal payment		$ 477,750
Interest rate		35.00%
Default rate		15.00%
Subsequent Event [Member] | Share Purchase Agreement [Member]
Stock issued during period shares new issues			705,166,425
Gross proceeds			$ 1,298,639
Issuance cost of shares			55,021
Cash proceeds			$ 1,243,618
Common stock, shares authorized						2,500,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Minimum [Member]
Common stock, shares authorized						10,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Maximum [Member]
Common stock, shares authorized						12,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Redeemable Preferred Stock [Member]
Stock issued during period shares new issues	20
Shares issued	300
Fee income	$ 300,000
Legal fees	$ 10,000
Preferred stock redemption price per share	$ 1,200
Convertible preferred stock terms of conversion	The Company must redeem one third of these shares or 106 2/3 for $108,000 in 30, days and each 30 days thereafter until all the shares are redeemed at 90 days.
Preferred stock dividend rate percentage	8.00%